Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Current income tax expense	26,042	28,184	17,266
Deferred taxation	3,236	(1,369)	(1,717)
	29,278	26,815	15,549

Schedule of composition of deferred tax assets and liabilities

Composition of deferred tax assets and liabilities

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Deferred tax assets
Licensed copyrights	3,893	4,438
Tax losses carried forward and others (i)	46,945	47,586
	50,838	52,024
Valuation allowance	(36,363)	(36,530)
Total deferred tax assets	14,475	15,494

Deferred tax liabilities
Identifiable intangible assets	(20,773)	(18,751)
Withholding tax on undistributed earnings (ii)	(8,106)	(8,170)
Equity method investees and others (iii)	(32,827)	(34,824)
Total deferred tax liabilities	(61,706)	(61,745)
Net deferred tax liabilities	(47,231)	(46,251)

(i)
Others primarily represents deferred tax assets for share-based awards, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)
The related deferred tax liabilities as of March 31, 2022 and 2023 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB176.4 billion and RMB233.6 billion, respectively.
(iii)
Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion. Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions, except per share data)
Income before income tax and share of result of equity method investees	165,578	59,550	89,185
Income tax computed at statutory EIT rate (25%)	41,395	14,888	22,296
Effect of different tax rates available to different jurisdictions	(1,982)	(2,006)	(153)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(20,675)	(7,367)	(13,679)
Non-deductible expenses and non-taxable income, net (i)	1,980	13,518	16,870
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(8,305)	(10,052)	(8,282)
Withholding tax on the earnings distributed and anticipated to be remitted	4,612	5,026	5,312
Change in valuation allowance and others (iii)	12,253	12,808	(6,815)
Income tax expenses	29,278	26,815	15,549
Effect of tax holidays inside the PRC on basic earnings per share	0.96	0.34	0.65
Effect of tax holidays inside the PRC on basic earnings per ADS	7.65	2.73	5.22

(i)
Expenses not deductible for tax purposes and non-taxable income primarily represent impairment of goodwill, a fine imposed pursuant to the PRC Anti-monopoly Law (the “Anti-monopoly Fine”), investment income or loss and share-based compensation expense.
(ii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)
Change in valuation allowance primarily represents valuation allowance for temporary differences associated with tax losses and investments in certain equity securities and other investments. Besides, others primarily represents other tax benefits which were not previously recognized as well as deferred tax effect for temporary differences in relation to certain investments in equity method investees.